Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Current assets
Cash and cash equivalents	$ 818,795	$ 256,867	$ 190,556
Restricted cash	367	569	688
Accounts receivable	108,365	123,750	95,673
Contract assets-current	13,760	14,260	7,415
Prepaid expense and other current assets	26,776	23,349	19,791
Total current assets	968,063	418,795	314,123
Property and equipment, net	60,415	63,019	63,679
Goodwill	35,369	37,306	35,782
Intangible assets, net	10,139	14,148	22,971
Deferred contract acquisition costs-noncurrent	86,199	75,535	56,019
Other assets-noncurrent	9,513	11,170	7,064
Total assets	1,169,698	619,973	499,638
Current liabilities
Accounts payable	16,653	23,713	19,043
Accrued expenses	18,368	15,734	10,550
Accrued compensation	51,212	50,852	41,793
Contract liabilities-current	289,724	270,188	187,326
Deferred rent-current	1,872	1,758	1,447
Other liabilities-current	11,761	11,574	9,714
Total current liabilities	389,590	373,819	269,873
Contract liabilities-noncurrent	7,703	7,736	2,825
Deferred rent-noncurrent	22,633	23,044	23,523
Deferred tax liability-noncurrent	2,499	2,511	2,437
Other liabilities-noncurrent	3,803	4,010	2,295
Total liabilities	426,228	411,120	300,953
Commitments and contingencies
Redeemable convertible preferred stock	0	547,501	546,040
Stockholders' equity (deficit)
Preferred stock	0	0
Common stock	16	4	3
Additional paid-in capital	1,555,185	160,265	105,432
Accumulated other comprehensive (loss) income	(2,010)	3,403	(2,746)
Accumulated deficit	(809,721)	(502,320)	(450,044)
Total stockholders' equity (deficit)	743,470	(338,648)	(347,355)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 1,169,698	$ 619,973	$ 499,638